Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
C000248741
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DailyDelta Q100 Downside Option Strategy ETF
C000248742
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DailyDelta Q100 Upside Option Strategy ETF
Without Sales Load [Member] | C000248741
Average Annual Return [Line Items]
Average Annual Return, Percent	(50.31%)
Without Sales Load [Member] | C000248742
Average Annual Return [Line Items]
Average Annual Return, Percent	45.31%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.91%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.91%